EMPLOYEE BENEFIT PLANS (Details 4) (USD $)	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS
Market price of the entity's common stock (in dollars per share)	$ 5.13
EMPLOYEE BENEFIT PLANS
Options outstanding (in shares)	33,993,572
Percentage of awards outstanding	100.00%
Percentage to the total of outstanding options	100.00%
Current employees
EMPLOYEE BENEFIT PLANS
Options outstanding (in shares)	28,370,179
Percentage of awards outstanding	73.50%
Former employees
EMPLOYEE BENEFIT PLANS
Options outstanding (in shares)	5,623,393
Percentage of awards outstanding	26.50%
In-the-Money Options
EMPLOYEE BENEFIT PLANS
Options outstanding (in shares)	20,188,306
Percentage of awards outstanding	100.00%
Percentage to the total of outstanding options	56.50%
In-the-Money Options | Current employees
EMPLOYEE BENEFIT PLANS
Options outstanding (in shares)	20,128,972
Percentage of awards outstanding	99.60%
In-the-Money Options | Former employees
EMPLOYEE BENEFIT PLANS
Options outstanding (in shares)	59,334
Percentage of awards outstanding	0.40%
Out-of-the-Money Options
EMPLOYEE BENEFIT PLANS
Options outstanding (in shares)	13,805,266
Percentage of awards outstanding	100.00%
Percentage to the total of outstanding options	43.50%
Out-of-the-Money Options | Current employees
EMPLOYEE BENEFIT PLANS
Options outstanding (in shares)	8,241,207
Percentage of awards outstanding	39.70%
Out-of-the-Money Options | Former employees
EMPLOYEE BENEFIT PLANS
Options outstanding (in shares)	5,564,059
Percentage of awards outstanding	60.30%